GROUP COMPANIES (Tables)	12 Months Ended
Dec. 31, 2018
Interest In Other Entities [Abstract]
Disclosure of composition of group

Name	Country of incorporation	% equity interest	Registered address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n 09246, Quintanaurria (Burgos)
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Monasterio de las huelgas, 7, Pol.ind.Alcalde Caballero, 50014 (Zaragoza)
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km. 3- 35250, ingenio (Gran Canaria)
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/ Monasterio de las huelgas, 7, Pol.ind.Alcalde Caballero, 50014 (Zaragoza)
Amalgamated Beverages Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
BBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda.Alcalde Alfonso Molina, s/n- 15007 (A Coruña)
Beganet, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
BH Holdings Lux Commandite SCS	Luxembourg	100%(B)	2, Rue des Joncs, L-1818, Howald
BH Holdings Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
BH Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
BH SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Birtingahúsið ehf.	Iceland	34.5%	Laugavegur 174, 105, (Reykjavík)
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Watermanweg 30, 3067 GG (Rotterdam)
Bottling Holdings Europe Limited	United Kingdom	100%(D)(E)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holding France SAS	France	100%	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245 (Berlin)
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%	Sandkruger, Straße 234, 26133 (Oldenburg)
CC Iberian Partners Gestion S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
CC Verpackungsgesellschaft mit beschraenkter Haftung	Germany	100%	Schieferstraße 20 06126 Halle (Saale)
CCEP Group Services Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5, 1470 (Lørenskog)
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87 (Haninge)
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor, 25-28 Adelaide Road, D02 RY98 (Dublin 2)
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
Coca-Cola European Partners Belgium SPRL	Belgium	100%	Chaussée de Mons 1424, 1070 (Brussels)
Coca-Cola European Partners Deutschland GmbH	Germany	100%(F)	Stralauer Allee 4, 10245 (Berlin)
Coca-Cola European Partners France SAS	France	100%(G)	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Coca-Cola European Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings US, Inc.	United States	100%(A)(D)	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola European Partners Iberia, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Coca-Cola European Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110 (Reykjavik)
Coca-Cola European Partners Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Coca-Cola European Partners Nederland B.V.	Netherlands	100%	Watermanweg 30, 3067 GG (Rotterdam)
Coca-Cola European Partners Norge AS	Norway	100%	Robsrudskogen 5, 1470 (Lørenskog)
Coca-Cola European Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Portugal Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas, 2929- 509, Azeitão (Setúbal)

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola European Partners Services Bulgaria EOOD	Bulgaria	100%	48, Sitnyakovo Blvd, Serdika Center, Office Building, floor 5, 1505 (Sofia)
Coca-Cola European Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Services SPRL	Belgium	100%(C)	Chaussée de Mons 1424, 1070 (Brussels)
Coca-Cola European Partners Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87 (Haninge)
Coca-Cola European Partners US II, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola European Partners US, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola Immobilier SCI	France	100%(G)	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Coca-Cola Production SAS	France	100%	Zone d’entreprises de Bergues, Commune de Socx, 59380 (Bergues)
Compañía Asturiana De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Nava, 18- 3ª (Granda) Siero - 33006 (Oviedo)
Compañía Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet, 36, 46930 (Quart de Poblet)
Compañía Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Conversia IT, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Developed System Logistics, S.L.U.	Spain	100%	Av. Henry Ford, 25, Manzana 19, Complejo Pq. Ind. Juan Carlos I , 46220 Picassent (Valencia)
GBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
GBH Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
GH Luxembourg SCS	Luxembourg	100%(B)	2, Rue des Joncs, L-1818, Howald
GR Bottling Holdings UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Herdt Verwaltungsgesellschaft mit beschränkter Haftung i.L	Germany	100%	Karl-Herdt-Weg 100, 63075 (Offenbach)
Infineo Recyclage SAS	France	49%(H)	Sainte Marie la Blanche – 21200 (Dijon)
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 (Brussels)
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Kaderleden OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 (Brussels)
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
IPARSOFT, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Kollex GmbH	Germany	33.3%	Torstraße 155, 10115 (Berlin)
Lusobega, S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq. Tecnológico de Leganes- 28919 (Leganes)
Peña Umbria, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet,36 – 46930 (Quart de Poblet)
Refecon Águas S.A.	Portugal	100%	Quinta da Salmoura - Cabanas-2929- 509 Azeitão (Setúbal)
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 La Rinconada (Sevilla)
Refrige Sgps, S.A.	Portugal	100%	Quinta da Salmoura- Cabanas, 2929-509 (Azeitão)
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Svenska Brettbolaget AB	Sweden	19.6%	Greg Turegatan 9, 114 46, (Stockholm)
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
WB Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
WBH Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
WIH UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Wir sind Coca-Cola Gesellschaft mit beschränkter Haftung	Germany	100%	Stralauer Allee 4, 10245 (Berlin)

(A)	100% equity interest directly held by CCEP plc

(B)	Class A and B ordinary shares

(C)	Class A, B and C ordinary shares

(D)	Including preference shares issued to the Group

(E)